Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DAVIS SERIES INC
Entity Central Index Key	0000203002
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000009527 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Opportunity Fund
Class Name	Class A
Trading Symbol	RPEAX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Opportunity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Opportunity Fund (Class A)	$49	0.95%*
*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the S&P 1500 Index (“S&P 1500” or the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 9.50%, versus a 5.61% return for the S&P 1500. The Fund invests principally in common stocks (including American Depositary Receipts). The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries, including countries with developed or emerging markets.
Market Overview
  S&P 1500
    Strongest performing sectors - Industrials (+11%), Communication Services (+11%), and Utilities (+9%)
    Weakest performing sectors - Consumer Discretionary (-4%), Health Care (-2%), and Energy (flat)
Contributors to Performance
  Health Care - outperformed the Index sector (+9% vs -2%)
    CVS Health (+57%) - largest individual contributor
    Quest Diagnostics (+20%), Cigna Group (+21%), and Solventum (+15%)
  Financials - outperformed the Index sector (+13% vs +8%) and overweight (average weighting 19% vs 15%)
    Capital One Financial (+20%) and Markel (+16%)
  Information Technology - outperformed the Index sector (+21% vs +8%)
    Oracle (+32%)
  Consumer Discretionary - outperformed the Index sector (+4% vs -4%) and underweight (average weighting 9% vs 11%)
    Prosus (+40%)
  Individual holdings
    Meta Platforms (+26%) and Johnson Controls (+35%)
Detractors from Performance
  Significantly overweight in Health Care - (average weighting 28% vs 10%)
    Viatris (-26%) - largest individual detractor
    UnitedHealth Group (-38%) and Humana (-3%)
  Industrials - underperformed the Index sector (+4% vs +11%)
    Owens Corning (-19%)
  Underweight in Information Technology (average weighting 10% vs 30%) and Communication Services (average weighting 6% vs 9%)
    Alphabet (-7%) and Clear Secure (-4%)
    Clear Secure - no longer a Fund holding
  Individual holdings
    Meituan (-18%), U.S. Bancorp (-3%), Delivery Hero (-4%), and Trip.com Group (-8%)
    Trip.com Group - new purchase during the period

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/25	1 Year	5 Years	10 Years
Davis Opportunity Fund (Class A) — Without sales charge	14.57%	15.01%	10.87%
Davis Opportunity Fund (Class A) — With sales charge*	9.13%	13.90%	10.34%
S&P 1500 Index	14.48%	16.34%	13.22%
*	Reflects 4.75% front-end sales charge.

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Net Assets	$ 576,700,000
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 1,500,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/25 (in millions)	$576.7
Total number of portfolio holdings as of 06/30/25	47
Portfolio turnover rate for the period	9%
Total advisory fees paid for the period (in millions)	$1.5

Holdings [Text Block]	Top Sectors as of 06/30/25 Net Assets
Health Care	26.44%
Financials	18.52%
Industrials	13.41%
Information Technology	11.90%
Consumer Discretionary	8.74%

C000009529 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Opportunity Fund
Class Name	Class C
Trading Symbol	DGOCX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Opportunity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Opportunity Fund (Class C)	$91	1.76%*
*	Annualized.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.76%	[2]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the S&P 1500 Index (“S&P 1500” or the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 9.09%, versus a 5.61% return for the S&P 1500. The Fund invests principally in common stocks (including American Depositary Receipts). The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries, including countries with developed or emerging markets.
Market Overview
  S&P 1500
    Strongest performing sectors - Industrials (+11%), Communication Services (+11%), and Utilities (+9%)
    Weakest performing sectors - Consumer Discretionary (-4%), Health Care (-2%), and Energy (flat)
Contributors to Performance
  Health Care - outperformed the Index sector (+9% vs -2%)
    CVS Health (+57%) - largest individual contributor
    Quest Diagnostics (+20%), Cigna Group (+21%), and Solventum (+15%)
  Financials - outperformed the Index sector (+13% vs +8%) and overweight (average weighting 19% vs 15%)
    Capital One Financial (+20%) and Markel (+16%)
  Information Technology - outperformed the Index sector (+21% vs +8%)
    Oracle (+32%)
  Consumer Discretionary - outperformed the Index sector (+4% vs -4%) and underweight (average weighting 9% vs 11%)
    Prosus (+40%)
  Individual holdings
    Meta Platforms (+26%) and Johnson Controls (+35%)
Detractors from Performance
  Significantly overweight in Health Care - (average weighting 28% vs 10%)
    Viatris (-26%) - largest individual detractor
    UnitedHealth Group (-38%) and Humana (-3%)
  Industrials - underperformed the Index sector (+4% vs +11%)
    Owens Corning (-19%)
  Underweight in Information Technology (average weighting 10% vs 30%) and Communication Services (average weighting 6% vs 9%)
    Alphabet (-7%) and Clear Secure (-4%)
    Clear Secure - no longer a Fund holding
  Individual holdings
    Meituan (-18%), U.S. Bancorp (-3%), Delivery Hero (-4%), and Trip.com Group (-8%)
    Trip.com Group - new purchase during the period

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/25	1 Year	5 Years	10 Years
Davis Opportunity Fund (Class C) — Without CDSC*	13.66%	14.08%	10.17%
Davis Opportunity Fund (Class C) — With CDSC*,**	12.74%	14.08%	10.17%
S&P 1500 Index	14.48%	16.34%	13.22%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Net Assets	$ 576,700,000
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 1,500,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/25 (in millions)	$576.7
Total number of portfolio holdings as of 06/30/25	47
Portfolio turnover rate for the period	9%
Total advisory fees paid for the period (in millions)	$1.5

Holdings [Text Block]	Top Sectors as of 06/30/25 Net Assets
Health Care	26.44%
Financials	18.52%
Industrials	13.41%
Information Technology	11.90%
Consumer Discretionary	8.74%

C000009530 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Opportunity Fund
Class Name	Class Y
Trading Symbol	DGOYX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Opportunity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Opportunity Fund (Class Y)	$36	0.70%*
*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[3]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the S&P 1500 Index (“S&P 1500” or the “Index”) for the period. The Fund’s Class Y shares delivered a total return of 9.65%, versus a 5.61% return for the S&P 1500. The Fund invests principally in common stocks (including American Depositary Receipts). The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries, including countries with developed or emerging markets.
Market Overview
  S&P 1500
    Strongest performing sectors - Industrials (+11%), Communication Services (+11%), and Utilities (+9%)
    Weakest performing sectors - Consumer Discretionary (-4%), Health Care (-2%), and Energy (flat)
Contributors to Performance
  Health Care - outperformed the Index sector (+9% vs -2%)
    CVS Health (+57%) - largest individual contributor
    Quest Diagnostics (+20%), Cigna Group (+21%), and Solventum (+15%)
  Financials - outperformed the Index sector (+13% vs +8%) and overweight (average weighting 19% vs 15%)
    Capital One Financial (+20%) and Markel (+16%)
  Information Technology - outperformed the Index sector (+21% vs +8%)
    Oracle (+32%)
  Consumer Discretionary - outperformed the Index sector (+4% vs -4%) and underweight (average weighting 9% vs 11%)
    Prosus (+40%)
  Individual holdings
    Meta Platforms (+26%) and Johnson Controls (+35%)
Detractors from Performance
  Significantly overweight in Health Care - (average weighting 28% vs 10%)
    Viatris (-26%) - largest individual detractor
    UnitedHealth Group (-38%) and Humana (-3%)
  Industrials - underperformed the Index sector (+4% vs +11%)
    Owens Corning (-19%)
  Underweight in Information Technology (average weighting 10% vs 30%) and Communication Services (average weighting 6% vs 9%)
    Alphabet (-7%) and Clear Secure (-4%)
    Clear Secure - no longer a Fund holding
  Individual holdings
    Meituan (-18%), U.S. Bancorp (-3%), Delivery Hero (-4%), and Trip.com Group (-8%)
    Trip.com Group - new purchase during the period

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/25	1 Year	5 Years	10 Years
Davis Opportunity Fund (Class Y)	14.88%	15.29%	11.14%
S&P 1500 Index	14.48%	16.34%	13.22%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Net Assets	$ 576,700,000
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 1,500,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/25 (in millions)	$576.7
Total number of portfolio holdings as of 06/30/25	47
Portfolio turnover rate for the period	9%
Total advisory fees paid for the period (in millions)	$1.5

Holdings [Text Block]	Top Sectors as of 06/30/25 Net Assets
Health Care	26.44%
Financials	18.52%
Industrials	13.41%
Information Technology	11.90%
Consumer Discretionary	8.74%

C000009531 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Government Bond Fund
Class Name	Class A
Trading Symbol	RFBAX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Government Bond Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Government Bond Fund (Class A)	$50	1.00%*
*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%	[4]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Bloomberg U.S. Government 1-3 Year Bond Index (the “Bloomberg Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 2.52%, versus a 2.83% return for the Bloomberg Index.

The Fund’s investment strategy, under normal circumstances, is to invest exclusively in U.S. Government securities and repurchase agreements, collateralized by U.S. Government securities, with a weighted average maturity (“life”) of three years or less. The Fund maintained a weighted average life of 2.62 years during the period. The Fund remains almost exclusively invested in mortgage-backed securities (“MBS”).
Market Overview
  Bloomberg Index consisted of approximately 255 holdings at the end of the period, all of which were Treasuries and Agencies
  MBS performed in line with both Treasuries and Agencies during the period
Detractors from Performance
  Relative performance hindered by 5% average position in repurchase agreements (cash)
  SBA (Small Business Administration) loan position (average weighting of 14%) also detracted from relative performance
    What is an SBA loan? - a type of financing backed by the Small Business Administration that helps small businesses purchase, build, or improve real estate
  Impact from Fund expenses - Bloomberg Index does not charge expenses
Contributors to Performance
  Performance benefited primarily due to large position (average weighting of 57%) in Collateralized Mortgage Obligations (“CMOs”)
    What is a CMO? - a type of mortgage-backed security that contains a pool of mortgages bundled together and sold as an investment
  MBS pass-through position (average weighting of 24%) also contributed to relative performance
    What is MBS pass-through? - issuer collects monthly payments from a pool of mortgages and then passes on a proportionate share of the collected principal and interest to bondholders

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/25	1 Year	5 Years	10 Years
Davis Government Bond Fund (Class A) — Without sales charge	4.83%	0.67%	0.86%
Davis Government Bond Fund (Class A) — With sales charge*	(0.15)%	(0.31)%	0.37%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
Bloomberg U.S. Government 1-3 Year Bond Index	5.72%	1.34%	1.60%
*	Reflects 4.75% front-end sales charge.

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Net Assets	$ 17,300,000
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/25 (in millions)	$17.3
Total number of portfolio holdings as of 06/30/25	49
Portfolio turnover rate for the period	0%
Total advisory fees paid for the period (Net advisory fee after waiver)	$0.0

Holdings [Text Block]	Portfolio Composition as of 06/30/25 Net Assets
Collateralized Mortgage Obligations	54.01%
Fannie Mae Pools	14.53%
SBA Pools	11.96%
Freddie Mac Pools	6.30%
Ginnie Mae Pools	2.20%

C000009533 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Government Bond Fund
Class Name	Class C
Trading Symbol	DGVCX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Government Bond Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Government Bond Fund (Class C)	$88	1.75%*
*	Annualized.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.75%	[5]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Bloomberg U.S. Government 1-3 Year Bond Index (the “Bloomberg Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 2.13%, versus a 2.83% return for the Bloomberg Index.

The Fund’s investment strategy, under normal circumstances, is to invest exclusively in U.S. Government securities and repurchase agreements, collateralized by U.S. Government securities, with a weighted average maturity (“life”) of three years or less. The Fund maintained a weighted average life of 2.62 years during the period. The Fund remains almost exclusively invested in mortgage-backed securities (“MBS”).
Market Overview
  Bloomberg Index consisted of approximately 255 holdings at the end of the period, all of which were Treasuries and Agencies
  MBS performed in line with both Treasuries and Agencies during the period
Detractors from Performance
  Relative performance hindered by 5% average position in repurchase agreements (cash)
  SBA (Small Business Administration) loan position (average weighting of 14%) also detracted from relative performance
    What is an SBA loan? - a type of financing backed by the Small Business Administration that helps small businesses purchase, build, or improve real estate
  Impact from Fund expenses - Bloomberg Index does not charge expenses
Contributors to Performance
  Performance benefited primarily due to large position (average weighting of 57%) in Collateralized Mortgage Obligations (“CMOs”)
    What is a CMO? - a type of mortgage-backed security that contains a pool of mortgages bundled together and sold as an investment
  MBS pass-through position (average weighting of 24%) also contributed to relative performance
    What is MBS pass-through? - issuer collects monthly payments from a pool of mortgages and then passes on a proportionate share of the collected principal and interest to bondholders

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/25	1 Year	5 Years	10 Years
Davis Government Bond Fund (Class C) — Without CDSC*	4.05%	(0.05)%	0.25%
Davis Government Bond Fund (Class C) — With CDSC*,**	3.05%	(0.05)%	0.25%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
Bloomberg U.S. Government 1-3 Year Bond Index	5.72%	1.34%	1.60%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Net Assets	$ 17,300,000
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/25 (in millions)	$17.3
Total number of portfolio holdings as of 06/30/25	49
Portfolio turnover rate for the period	0%
Total advisory fees paid for the period (Net advisory fee after waiver)	$0.0

Holdings [Text Block]	Portfolio Composition as of 06/30/25 Net Assets
Collateralized Mortgage Obligations	54.01%
Fannie Mae Pools	14.53%
SBA Pools	11.96%
Freddie Mac Pools	6.30%
Ginnie Mae Pools	2.20%

C000009534 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Government Bond Fund
Class Name	Class Y
Trading Symbol	DGVYX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Government Bond Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Government Bond Fund (Class Y)	$38	0.75%*
*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[6]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Bloomberg U.S. Government 1-3 Year Bond Index (the “Bloomberg Index”) for the period. The Fund’s Class Y shares delivered a total return of 2.63%, versus a 2.83% return for the Bloomberg Index.

The Fund’s investment strategy, under normal circumstances, is to invest exclusively in U.S. Government securities and repurchase agreements, collateralized by U.S. Government securities, with a weighted average maturity (“life”) of three years or less. The Fund maintained a weighted average life of 2.62 years during the period. The Fund remains almost exclusively invested in mortgage-backed securities (“MBS”).
Market Overview
  Bloomberg Index consisted of approximately 255 holdings at the end of the period, all of which were Treasuries and Agencies
  MBS performed in line with both Treasuries and Agencies during the period
Detractors from Performance
  Relative performance hindered by 5% average position in repurchase agreements (cash)
  SBA (Small Business Administration) loan position (average weighting of 14%) also detracted from relative performance
    What is an SBA loan? - a type of financing backed by the Small Business Administration that helps small businesses purchase, build, or improve real estate
  Impact from Fund expenses - Bloomberg Index does not charge expenses
Contributors to Performance
  Performance benefited primarily due to large position (average weighting of 57%) in Collateralized Mortgage Obligations (“CMOs”)
    What is a CMO? - a type of mortgage-backed security that contains a pool of mortgages bundled together and sold as an investment
  MBS pass-through position (average weighting of 24%) also contributed to relative performance
    What is MBS pass-through? - issuer collects monthly payments from a pool of mortgages and then passes on a proportionate share of the collected principal and interest to bondholders

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/25	1 Year	5 Years	10 Years
Davis Government Bond Fund (Class Y)	5.08%	0.93%	1.12%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
Bloomberg U.S. Government 1-3 Year Bond Index	5.72%	1.34%	1.60%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Net Assets	$ 17,300,000
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/25 (in millions)	$17.3
Total number of portfolio holdings as of 06/30/25	49
Portfolio turnover rate for the period	0%
Total advisory fees paid for the period (Net advisory fee after waiver)	$0.0

Holdings [Text Block]	Portfolio Composition as of 06/30/25 Net Assets
Collateralized Mortgage Obligations	54.01%
Fannie Mae Pools	14.53%
SBA Pools	11.96%
Freddie Mac Pools	6.30%
Ginnie Mae Pools	2.20%

C000009538 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Government Money Market Fund
Class Name	Class A
Trading Symbol	RPGXX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Government Money Market Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Government Money Market Fund (Class A)	$31	0.62%*
*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[7]
Net Assets	$ 93,000,000.0
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 161,500
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/25 (in millions)	$93.0
Total number of portfolio holdings as of 06/30/25	12
Total advisory fees paid for the period (in thousands)	$161.5
7 day yield	3.85%

Holdings [Text Block]	Portfolio Composition as of 06/30/25 Net Assets
Repurchase Agreements	69.79%
Federal Home Loan Bank	16.01%
Federal Farm Credit Bank	5.38%
Fannie Mae	1.49%

C000009536 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Government Money Market Fund
Class Name	Class C
Trading Symbol	RPGXX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Government Money Market Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Government Money Market Fund (Class C)	$31	0.62%*
*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[8]
Net Assets	$ 93,000,000.0
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 161,500
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/25 (in millions)	$93.0
Total number of portfolio holdings as of 06/30/25	12
Total advisory fees paid for the period (in thousands)	$161.5
7 day yield	3.85%

Holdings [Text Block]	Portfolio Composition as of 06/30/25 Net Assets
Repurchase Agreements	69.79%
Federal Home Loan Bank	16.01%
Federal Farm Credit Bank	5.38%
Fannie Mae	1.49%

C000009537 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Government Money Market Fund
Class Name	Class Y
Trading Symbol	RPGXX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Government Money Market Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Government Money Market Fund (Class Y)	$31	0.62%*
*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[9]
Net Assets	$ 93,000,000.0
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 161,500
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/25 (in millions)	$93.0
Total number of portfolio holdings as of 06/30/25	12
Total advisory fees paid for the period (in thousands)	$161.5
7 day yield	3.85%

Holdings [Text Block]	Portfolio Composition as of 06/30/25 Net Assets
Repurchase Agreements	69.79%
Federal Home Loan Bank	16.01%
Federal Farm Credit Bank	5.38%
Fannie Mae	1.49%

C000009539 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Financial Fund
Class Name	Class A
Trading Symbol	RPFGX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Financial Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Financial Fund (Class A)	$50	0.94%*
*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.94%	[10]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the S&P 500 Financials Index (the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 13.77%, versus a 9.23% return for the Index. The Fund also outperformed the 6.20% return of the S&P 500 Index. The Fund invests, under normal conditions, at least 80% of its net assets in common stocks (including American Depositary Receipts) issued by companies principally engaged in the financial services sector. The Fund continues to invest a significant portion of its assets in foreign companies.
Market Overview
  S&P 500 Financials
    Strongest performing industries - Banks (+15%), Consumer Finance (+13%), and Capital Markets (+10%)
    Weakest performing industries - Financial Services (+5%) and Insurance (+6%)
Contributors to Performance
  Financial Services - outperformed the Index industry (+15% vs +5%) and significantly underweight (average weighting 9% vs 33%)
    Rocket Companies (+33%)
  Significantly overweight in Banks - (average weighting 45% vs 25%)
    JPMorgan Chase (+22%), Danske Bank (+53%), Wells Fargo (+15%), DNB Bank (+47%), and
    DBS Group Holdings (+14%)
  Consumer Finance - outperformed the Index industry (+17% vs +13%) and overweight (average weighting 15% vs 4%)
    Capital One Financial (+20%) - largest individual contributor
  Capital Markets - outperformed the Index industry (+17% vs +10%)
    Bank of New York Mellon (+20%)
  Insurance holding
    Markel Group (+16%)
  Non-financial holding
    Prosus (+40%)
Detractors from Performance
  Underweight in Capital Markets (average weighting 11% vs 23%)
  Banks - underperformed the Index industry (+14% vs +15%)
    U.S. Bancorp (-3%) and PNC Financial Services Group (-2%) - two largest individual detractors
    Fifth Third Bancorp (-1%)
  Individual Insurance holdings
    Everest Group (-5%) and RenaissanceRe Holdings (-2%)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/25	1 Year	5 Years	10 Years
Davis Financial Fund (Class A) — Without sales charge	33.09%	21.56%	11.18%
Davis Financial Fund (Class A) — With sales charge*	26.77%	20.40%	10.65%
S&P 500 Index	15.16%	16.63%	13.63%
S&P 500 Financials Index	29.45%	19.97%	12.45%
*	Reflects 4.75% front-end sales charge.

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Net Assets	$ 1,100,000,000
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 2,800,000
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/25 (in billions)	$1.1
Total number of portfolio holdings as of 06/30/25	29
Portfolio turnover rate for the period	3%
Total advisory fees paid for the period (in millions)	$2.8

Holdings [Text Block]	Top Industries as of 06/30/25 Net Assets
Banks	45.01%
Consumer Finance	15.65%
Insurance	15.50%
Capital Markets	10.65%
Financial Services	9.19%

C000009541 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Financial Fund
Class Name	Class C
Trading Symbol	DFFCX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Financial Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Financial Fund (Class C)	$92	1.74%*
*	Annualized.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.74%	[11]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the S&P 500 Financials Index (the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 13.31%, versus a 9.23% return for the Index. The Fund also outperformed the 6.20% return of the S&P 500 Index. The Fund invests, under normal conditions, at least 80% of its net assets in common stocks (including American Depositary Receipts) issued by companies principally engaged in the financial services sector. The Fund continues to invest a significant portion of its assets in foreign companies.
Market Overview
  S&P 500 Financials
    Strongest performing industries - Banks (+15%), Consumer Finance (+13%), and Capital Markets (+10%)
    Weakest performing industries - Financial Services (+5%) and Insurance (+6%)
Contributors to Performance
  Financial Services - outperformed the Index industry (+15% vs +5%) and significantly underweight (average weighting 9% vs 33%)
    Rocket Companies (+33%)
  Significantly overweight in Banks - (average weighting 45% vs 25%)
    JPMorgan Chase (+22%), Danske Bank (+53%), Wells Fargo (+15%), DNB Bank (+47%), and
    DBS Group Holdings (+14%)
  Consumer Finance - outperformed the Index industry (+17% vs +13%) and overweight (average weighting 15% vs 4%)
    Capital One Financial (+20%) - largest individual contributor
  Capital Markets - outperformed the Index industry (+17% vs +10%)
    Bank of New York Mellon (+20%)
  Insurance holding
    Markel Group (+16%)
  Non-financial holding
    Prosus (+40%)
Detractors from Performance
  Underweight in Capital Markets (average weighting 11% vs 23%)
  Banks - underperformed the Index industry (+14% vs +15%)
    U.S. Bancorp (-3%) and PNC Financial Services Group (-2%) - two largest individual detractors
    Fifth Third Bancorp (-1%)
  Individual Insurance holdings
    Everest Group (-5%) and RenaissanceRe Holdings (-2%)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/25	1 Year	5 Years	10 Years
Davis Financial Fund (Class C) — Without CDSC*	32.00%	20.60%	10.48%
Davis Financial Fund (Class C) — With CDSC*,**	31.00%	20.60%	10.48%
S&P 500 Index	15.16%	16.63%	13.63%
S&P 500 Financials Index	29.45%	19.97%	12.45%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Net Assets	$ 1,100,000,000
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 2,800,000
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/25 (in billions)	$1.1
Total number of portfolio holdings as of 06/30/25	29
Portfolio turnover rate for the period	3%
Total advisory fees paid for the period (in millions)	$2.8

Holdings [Text Block]	Top Industries as of 06/30/25 Net Assets
Banks	45.01%
Consumer Finance	15.65%
Insurance	15.50%
Capital Markets	10.65%
Financial Services	9.19%

C000009542 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Financial Fund
Class Name	Class Y
Trading Symbol	DVFYX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Financial Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Financial Fund (Class Y)	$37	0.70%*
*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%	[12]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the S&P 500 Financials Index (the “Index”) for the period. The Fund’s Class Y shares delivered a total return of 13.91%, versus a 9.23% return for the Index. The Fund also outperformed the 6.20% return of the S&P 500 Index. The Fund invests, under normal conditions, at least 80% of its net assets in common stocks (including American Depositary Receipts) issued by companies principally engaged in the financial services sector. The Fund continues to invest a significant portion of its assets in foreign companies.
Market Overview
  S&P 500 Financials
    Strongest performing industries - Banks (+15%), Consumer Finance (+13%), and Capital Markets (+10%)
    Weakest performing industries - Financial Services (+5%) and Insurance (+6%)
Contributors to Performance
  Financial Services - outperformed the Index industry (+15% vs +5%) and significantly underweight (average weighting 9% vs 33%)
    Rocket Companies (+33%)
  Significantly overweight in Banks - (average weighting 45% vs 25%)
    JPMorgan Chase (+22%), Danske Bank (+53%), Wells Fargo (+15%), DNB Bank (+47%), and
    DBS Group Holdings (+14%)
  Consumer Finance - outperformed the Index industry (+17% vs +13%) and overweight (average weighting 15% vs 4%)
    Capital One Financial (+20%) - largest individual contributor
  Capital Markets - outperformed the Index industry (+17% vs +10%)
    Bank of New York Mellon (+20%)
  Insurance holding
    Markel Group (+16%)
  Non-financial holding
    Prosus (+40%)
Detractors from Performance
  Underweight in Capital Markets (average weighting 11% vs 23%)
  Banks - underperformed the Index industry (+14% vs +15%)
    U.S. Bancorp (-3%) and PNC Financial Services Group (-2%) - two largest individual detractors
    Fifth Third Bancorp (-1%)
  Individual Insurance holdings
    Everest Group (-5%) and RenaissanceRe Holdings (-2%)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/25	1 Year	5 Years	10 Years
Davis Financial Fund (Class Y)	33.38%	21.84%	11.44%
S&P 500 Index	15.16%	16.63%	13.63%
S&P 500 Financials Index	29.45%	19.97%	12.45%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Net Assets	$ 1,100,000,000
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 2,800,000
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/25 (in billions)	$1.1
Total number of portfolio holdings as of 06/30/25	29
Portfolio turnover rate for the period	3%
Total advisory fees paid for the period (in millions)	$2.8

Holdings [Text Block]	Top Industries as of 06/30/25 Net Assets
Banks	45.01%
Consumer Finance	15.65%
Insurance	15.50%
Capital Markets	10.65%
Financial Services	9.19%

C000009543 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Balanced Fund
Class Name	Class A
Trading Symbol	RPFCX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Balanced Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Balanced Fund (Class A)	$51	0.98%*
*	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98%	[13]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 9.73%, versus a 6.20% return for the S&P 500. The Fund invests its assets in a balanced portfolio of stocks and bonds. The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries. The Fund ended the period with 78% of net assets invested in stocks, 15% in bonds, and 7% in repurchase agreements and cash.
Market Overview
  S&P 500
    Strongest performing sectors - Industrials (+13%), Communication Services (+11%), and Utilities (+9%)
    Weakest performing sectors - Consumer Discretionary (-4%), Health Care (-1%), and Energy (+1%)
Contributors to Performance
  Health Care (Equities only) - outperformed the Index sector (+11% vs -1%)
    CVS Health (+57%) - largest individual contributor
    Quest Diagnostics (+20%) and Solventum (+15%)
  Financials (Equities only) - outperformed the Index sector (+16% vs +9%) and significantly overweight (average weighting 43% vs 14%)
    Capital One Financial (+20%), Danske Bank (+53%), Berkshire Hathaway (+7%), Bank of New York Mellon (+20%), and JPMorgan Chase (+22%)
  Underweight in Consumer Discretionary (Equities only), the weakest performing sector of the Index - (average weighting 5% vs 11%)
  Information Technology (Equities only) - outperformed the Index sector (+14% vs +8%)
    Applied Materials (+13%)
  Individual equity holding
    Meta Platforms (+26%)
Detractors from Performance
  Significantly overweight in Health Care (Equities only) - (average weighting 27% vs 10%)
    Viatris (-26%) - largest individual detractor
    Humana (-3%)
  Industrials (Equities only) - underperformed the Index sector (flat vs +13%) and underweight (average weighting 6% vs 8%)
    Owens Corning (-19%)
  Underweight in Information Technology (Equities only) - (average weighting 10% vs 31%)
  Individual equity holdings
    Alphabet (-7%) and U.S. Bancorp (-3%)
  In a stronger market, the Fund’s performance was hindered from its position in bonds and repurchase agreements (cash)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/25	1 Year	5 Years	10 Years
Davis Balanced Fund (Class A) — Without sales charge	14.78%	14.63%	8.04%
Davis Balanced Fund (Class A) — With sales charge*	9.32%	13.53%	7.52%
S&P 500 Index	15.16%	16.63%	13.63%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
*	Reflects 4.75% front-end sales charge.

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Net Assets	$ 271,800,000
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 707,800
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/25 (in millions)	$271.8
Total number of portfolio holdings as of 06/30/25	60
Portfolio turnover rate for the period	5%
Total advisory fees paid for the period (in thousands)	$707.8

Holdings [Text Block]	Asset Allocation as of 06/30/25 Net Assets
Common Stock	78.00%
Mortgages	9.99%
Short-Term Investments	6.97%
Corporate Bonds	1.92%
Small Business Administration	1.53%

C000009545 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Balanced Fund
Class Name	Class C
Trading Symbol	DCSCX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Balanced Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Balanced Fund (Class C)	$91	1.75%*
*	Annualized.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.75%	[14]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 9.28%, versus a 6.20% return for the S&P 500. The Fund invests its assets in a balanced portfolio of stocks and bonds. The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries. The Fund ended the period with 78% of net assets invested in stocks, 15% in bonds, and 7% in repurchase agreements and cash.
Market Overview
  S&P 500
    Strongest performing sectors - Industrials (+13%), Communication Services (+11%), and Utilities (+9%)
    Weakest performing sectors - Consumer Discretionary (-4%), Health Care (-1%), and Energy (+1%)
Contributors to Performance
  Health Care (Equities only) - outperformed the Index sector (+11% vs -1%)
    CVS Health (+57%) - largest individual contributor
    Quest Diagnostics (+20%) and Solventum (+15%)
  Financials (Equities only) - outperformed the Index sector (+16% vs +9%) and significantly overweight (average weighting 43% vs 14%)
    Capital One Financial (+20%), Danske Bank (+53%), Berkshire Hathaway (+7%), Bank of New York Mellon (+20%), and JPMorgan Chase (+22%)
  Underweight in Consumer Discretionary (Equities only), the weakest performing sector of the Index - (average weighting 5% vs 11%)
  Information Technology (Equities only) - outperformed the Index sector (+14% vs +8%)
    Applied Materials (+13%)
  Individual equity holding
    Meta Platforms (+26%)
Detractors from Performance
  Significantly overweight in Health Care (Equities only) - (average weighting 27% vs 10%)
    Viatris (-26%) - largest individual detractor
    Humana (-3%)
  Industrials (Equities only) - underperformed the Index sector (flat vs +13%) and underweight (average weighting 6% vs 8%)
    Owens Corning (-19%)
  Underweight in Information Technology (Equities only) - (average weighting 10% vs 31%)
  Individual equity holdings
    Alphabet (-7%) and U.S. Bancorp (-3%)
  In a stronger market, the Fund’s performance was hindered from its position in bonds and repurchase agreements (cash)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/25	1 Year	5 Years	10 Years
Davis Balanced Fund (Class C) — Without CDSC*	13.88%	13.76%	7.37%
Davis Balanced Fund (Class C) — With CDSC*,**	12.88%	13.76%	7.37%
S&P 500 Index	15.16%	16.63%	13.63%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Net Assets	$ 271,800,000
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 707,800
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/25 (in millions)	$271.8
Total number of portfolio holdings as of 06/30/25	60
Portfolio turnover rate for the period	5%
Total advisory fees paid for the period (in thousands)	$707.8

Holdings [Text Block]	Asset Allocation as of 06/30/25 Net Assets
Common Stock	78.00%
Mortgages	9.99%
Short-Term Investments	6.97%
Corporate Bonds	1.92%
Small Business Administration	1.53%

C000009546 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Balanced Fund
Class Name	Class Y
Trading Symbol	DCSYX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Balanced Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Balanced Fund (Class Y)	$35	0.67%*
*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%	[15]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class Y shares delivered a total return of 9.89%, versus a 6.20% return for the S&P 500. The Fund invests its assets in a balanced portfolio of stocks and bonds. The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries. The Fund ended the period with 78% of net assets invested in stocks, 15% in bonds, and 7% in repurchase agreements and cash.
Market Overview
  S&P 500
    Strongest performing sectors - Industrials (+13%), Communication Services (+11%), and Utilities (+9%)
    Weakest performing sectors - Consumer Discretionary (-4%), Health Care (-1%), and Energy (+1%)
Contributors to Performance
  Health Care (Equities only) - outperformed the Index sector (+11% vs -1%)
    CVS Health (+57%) - largest individual contributor
    Quest Diagnostics (+20%) and Solventum (+15%)
  Financials (Equities only) - outperformed the Index sector (+16% vs +9%) and significantly overweight (average weighting 43% vs 14%)
    Capital One Financial (+20%), Danske Bank (+53%), Berkshire Hathaway (+7%), Bank of New York Mellon (+20%), and JPMorgan Chase (+22%)
  Underweight in Consumer Discretionary (Equities only), the weakest performing sector of the Index - (average weighting 5% vs 11%)
  Information Technology (Equities only) - outperformed the Index sector (+14% vs +8%)
    Applied Materials (+13%)
  Individual equity holding
    Meta Platforms (+26%)
Detractors from Performance
  Significantly overweight in Health Care (Equities only) - (average weighting 27% vs 10%)
    Viatris (-26%) - largest individual detractor
    Humana (-3%)
  Industrials (Equities only) - underperformed the Index sector (flat vs +13%) and underweight (average weighting 6% vs 8%)
    Owens Corning (-19%)
  Underweight in Information Technology (Equities only) - (average weighting 10% vs 31%)
  Individual equity holdings
    Alphabet (-7%) and U.S. Bancorp (-3%)
  In a stronger market, the Fund’s performance was hindered from its position in bonds and repurchase agreements (cash)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/25	1 Year	5 Years	10 Years
Davis Balanced Fund (Class Y)	15.12%	14.99%	8.37%
S&P 500 Index	15.16%	16.63%	13.63%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Net Assets	$ 271,800,000
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 707,800
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/25 (in millions)	$271.8
Total number of portfolio holdings as of 06/30/25	60
Portfolio turnover rate for the period	5%
Total advisory fees paid for the period (in thousands)	$707.8

Holdings [Text Block]	Asset Allocation as of 06/30/25 Net Assets
Common Stock	78.00%
Mortgages	9.99%
Short-Term Investments	6.97%
Corporate Bonds	1.92%
Small Business Administration	1.53%

C000009547 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Real Estate Fund
Class Name	Class A
Trading Symbol	RPFRX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Real Estate Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Real Estate Fund (Class A)	$49	1.00%*
*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00%	[16]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Wilshire U.S. Real Estate Securities Index (“Wilshire Index” or the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of -1.79%, versus a 1.74% return for the Wilshire Index. The Fund invests, under normal conditions, at least 80% of its net assets in securities issued by companies principally engaged in the real estate industry.
Market Overview
  Wilshire Index
    Strongest performing industries - Health Care REITs (+10%), Diversified REITs (+5%), and Specialized REITs (+4%)
    Weakest performing industries - Hotel & Resort REITs (-14%), Office REITs (-6%), and Residential REITs (-2%)
Detractors from Performance
  Health Care REITs - significantly underperformed the Index industry (-6% vs +10%)
    Alexandria Real Estate Equities (-23%) - largest individual detractor
  Overweight in Office REITs - (average weighting 16% vs 3%)
    BXP (-7%), Douglas Emmett (-17%), and Hudson Pacific Properties (-10%)
  Retail REITs - underperformed the Index industry (-4% vs -1%)
    Federal Realty Investment Trust (-24%) and Brixmor Property Group (-4%)
    Federal Realty Investment Trust - no longer a Fund holding
  Underweight in Specialized REITs - (average weighting 23% vs 36%)
    Equinix (-15%)
  Individual holdings
    Sunstone Hotel Investors (-25%), Rexford Industrial Realty (-6%), and AvalonBay Communities (-6%)
Contributors to Performance
  Office REITs - outperformed the Index industry (+2% vs -6%)
    Great Portland Estates (+38%) and Derwent London (+19%)
  Underweight in Retail REITs - (average weighting 12% vs 14%)
    NETSTREIT (+19%) - new purchase during the period
  Individual Specialized REITs
    American Tower (+22%) - largest individual contributor
    VICI Properties (+15%) and Crown Castle (+16%)
  Other individual holdings
    Ventas (+9%), EastGroup Properties (+6%), Welltower (+7%), and Essex Property Trust (+2%)
    Welltower - no longer a Fund holding

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/25	1 Year	5 Years	10 Years
Davis Real Estate Fund (Class A) — Without sales charge	4.58%	6.12%	5.29%
Davis Real Estate Fund (Class A) — With sales charge*	(0.39)%	5.09%	4.78%
S&P 500 Index	15.16%	16.63%	13.63%
Wilshire U.S. Real Estate Securities Index	11.25%	9.14%	6.64%
*	Reflects 4.75% front-end sales charge.

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Net Assets	$ 141,600,000
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 397,700
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/25 (in millions)	$141.6
Total number of portfolio holdings as of 06/30/25	37
Portfolio turnover rate for the period	10%
Total advisory fees paid for the period (in thousands)	$397.7

Holdings [Text Block]	Top Industries as of 06/30/25 Net Assets
Specialized REITs	23.27%
Residential REITs	19.95%
Office REITs	17.94%
Industrial REITs	12.37%
Health Care REITs	11.17%

C000009549 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Real Estate Fund
Class Name	Class C
Trading Symbol	DRECX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Real Estate Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Real Estate Fund (Class C)	$86	1.75%*
*	Annualized.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.75%	[17]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Wilshire U.S. Real Estate Securities Index (“Wilshire Index” or the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of -2.18%, versus a 1.74% return for the Wilshire Index. The Fund invests, under normal conditions, at least 80% of its net assets in securities issued by companies principally engaged in the real estate industry.
Market Overview
  Wilshire Index
    Strongest performing industries - Health Care REITs (+10%), Diversified REITs (+5%), and Specialized REITs (+4%)
    Weakest performing industries - Hotel & Resort REITs (-14%), Office REITs (-6%), and Residential REITs (-2%)
Detractors from Performance
  Health Care REITs - significantly underperformed the Index industry (-6% vs +10%)
    Alexandria Real Estate Equities (-23%) - largest individual detractor
  Overweight in Office REITs - (average weighting 16% vs 3%)
    BXP (-7%), Douglas Emmett (-17%), and Hudson Pacific Properties (-10%)
  Retail REITs - underperformed the Index industry (-4% vs -1%)
    Federal Realty Investment Trust (-24%) and Brixmor Property Group (-4%)
    Federal Realty Investment Trust - no longer a Fund holding
  Underweight in Specialized REITs - (average weighting 23% vs 36%)
    Equinix (-15%)
  Individual holdings
    Sunstone Hotel Investors (-25%), Rexford Industrial Realty (-6%), and AvalonBay Communities (-6%)
Contributors to Performance
  Office REITs - outperformed the Index industry (+2% vs -6%)
    Great Portland Estates (+38%) and Derwent London (+19%)
  Underweight in Retail REITs - (average weighting 12% vs 14%)
    NETSTREIT (+19%) - new purchase during the period
  Individual Specialized REITs
    American Tower (+22%) - largest individual contributor
    VICI Properties (+15%) and Crown Castle (+16%)
  Other individual holdings
    Ventas (+9%), EastGroup Properties (+6%), Welltower (+7%), and Essex Property Trust (+2%)
    Welltower - no longer a Fund holding

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/25	1 Year	5 Years	10 Years
Davis Real Estate Fund (Class C) — Without CDSC*	3.77%	5.28%	4.59%
Davis Real Estate Fund (Class C) — With CDSC*,**	2.77%	5.28%	4.59%
S&P 500 Index	15.16%	16.63%	13.63%
Wilshire U.S. Real Estate Securities Index	11.25%	9.14%	6.64%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Net Assets	$ 141,600,000
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 397,700
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/25 (in millions)	$141.6
Total number of portfolio holdings as of 06/30/25	37
Portfolio turnover rate for the period	10%
Total advisory fees paid for the period (in thousands)	$397.7

Holdings [Text Block]	Top Industries as of 06/30/25 Net Assets
Specialized REITs	23.27%
Residential REITs	19.95%
Office REITs	17.94%
Industrial REITs	12.37%
Health Care REITs	11.17%

C000009550 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Real Estate Fund
Class Name	Class Y
Trading Symbol	DREYX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Real Estate Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Real Estate Fund (Class Y)	$36	0.74%*
*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.74%	[18]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Wilshire U.S. Real Estate Securities Index (“Wilshire Index” or the “Index”) for the period. The Fund’s Class Y shares delivered a total return of -1.66%, versus a 1.74% return for the Wilshire Index. The Fund invests, under normal conditions, at least 80% of its net assets in securities issued by companies principally engaged in the real estate industry.
Market Overview
  Wilshire Index
    Strongest performing industries - Health Care REITs (+10%), Diversified REITs (+5%), and Specialized REITs (+4%)
    Weakest performing industries - Hotel & Resort REITs (-14%), Office REITs (-6%), and Residential REITs (-2%)
Detractors from Performance
  Health Care REITs - significantly underperformed the Index industry (-6% vs +10%)
    Alexandria Real Estate Equities (-23%) - largest individual detractor
  Overweight in Office REITs - (average weighting 16% vs 3%)
    BXP (-7%), Douglas Emmett (-17%), and Hudson Pacific Properties (-10%)
  Retail REITs - underperformed the Index industry (-4% vs -1%)
    Federal Realty Investment Trust (-24%) and Brixmor Property Group (-4%)
    Federal Realty Investment Trust - no longer a Fund holding
  Underweight in Specialized REITs - (average weighting 23% vs 36%)
    Equinix (-15%)
  Individual holdings
    Sunstone Hotel Investors (-25%), Rexford Industrial Realty (-6%), and AvalonBay Communities (-6%)
Contributors to Performance
  Office REITs - outperformed the Index industry (+2% vs -6%)
    Great Portland Estates (+38%) and Derwent London (+19%)
  Underweight in Retail REITs - (average weighting 12% vs 14%)
    NETSTREIT (+19%) - new purchase during the period
  Individual Specialized REITs
    American Tower (+22%) - largest individual contributor
    VICI Properties (+15%) and Crown Castle (+16%)
  Other individual holdings
    Ventas (+9%), EastGroup Properties (+6%), Welltower (+7%), and Essex Property Trust (+2%)
    Welltower - no longer a Fund holding

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/25	1 Year	5 Years	10 Years
Davis Real Estate Fund (Class Y)	4.85%	6.38%	5.53%
S&P 500 Index	15.16%	16.63%	13.63%
Wilshire U.S. Real Estate Securities Index	11.25%	9.14%	6.64%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Net Assets	$ 141,600,000
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 397,700
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/25 (in millions)	$141.6
Total number of portfolio holdings as of 06/30/25	37
Portfolio turnover rate for the period	10%
Total advisory fees paid for the period (in thousands)	$397.7

Holdings [Text Block]	Top Industries as of 06/30/25 Net Assets
Specialized REITs	23.27%
Residential REITs	19.95%
Office REITs	17.94%
Industrial REITs	12.37%
Health Care REITs	11.17%

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